Taxes (Details)								12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2020 HKD ($)	Mar. 31, 2019 HKD ($)	Mar. 31, 2026 USD ($)
Taxes [Line Items]
Assessable profits												$ 2,000,000	$ 2,000,000
Net operating loss carryforwards		$ 40,716,791		$ 25,021,900		$ 14,246,600		$ 40,716,791		$ 25,021,900	$ 14,246,600			$ 5,193,468
Deferred tax asset valuation allowance		4,353,647	$ 555,312	$ 4,353,647	$ 555,312	$ 4,353,647	$ 555,312				$ 913,550
Valuation allowance	[1]							8.00%	8.00%	65.20%	7.00%
Deferred tax liabilities		$ 18,952,883						$ 18,952,883						$ 2,417,460
Deferred Tax Asset [Member]
Taxes [Line Items]
Deferred tax asset valuation allowance								$ 1,062,373	$ 135,507	$ 1,777,900
Valuation allowance								100.00%	100.00%	100.00%	100.00%
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate								16.50%	16.50%			16.50%	8.25%

[1]	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2024, 2025 and 2026 from certain subsidiaries of the Company in Hong Kong.